Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
Note 19 - Commitments and Contingencies

Lease Commitment

The Company has entered into several lease agreements for office, warehouse and showroom space. Total rental expense for the nine months ended September 30, 2012 and 2011, was $409,900 and $56,394, respectively, and $118,900 and $49,463 for the three months ended September 30, 2012 and 2011, respectively. The estimated annual rental expense for lease commitment is as follows:

Year	Amount
2012 (October 1 to December 31)	$156,000
2013	468,000
Total	$624,000

Capital Contribution

Nova Dongguan’s total registered capital is $20 million. As of September 30, 2012 and December 31, 2011, Nova Dongguan has received $13.60 million and $11.89 million in capital contributions, respectively. The remaining $6.40 million of additional capital contribution was due by June 30, 2012. Nova Dongguan received an additional $1.00 million in August 2012, and the Dongguan Municipal Foreign Trade and Economic Cooperation Bureau allowed Nova Dongguan to fulfill the remaining amount of capital contributions from its shareholders by June 30, 2013. The Company may apply for an extension of the payment period or reduction of the capital contribution requirement, if needed, as allowed by PRC regulations for foreign-invested enterprises. If the Company does not receive an extension or reduction of registered capital, and is unable to make the required capital contribution to registered capital, Nova Dongguan may be subject to a negotiated penalty related to the unsatisfied portion of registered capital.

Employment Agreements

On June 30, 2011, the Company entered into one-year employment agreements with Ya Ming Wong and Yuen Ching Ho to serve as the Company’s Chief Executive Officer and Chief Financial Officer, respectively. The agreements provide for annual salaries of $100,000 and $80,000, respectively, and annual bonuses at the sole discretion of the Board of Directors. The agreements were automatically extended for another year at June 30, 2012.

On June 30, 2011, the Company entered into a one-year employment agreement with Thanh H. Lam to serve as the Company’s president. The agreement, as amended effective as of September 1, 2011, provides for an annual salary of $80,000 and an annual bonus at the sole discretion of the Board. The agreement was automatically extended for another year at June 30, 2012.

Note 19 - Commitments and Contingencies

Lease Commitment

The Company has entered into several lease agreements for office, warehouse and showroom space. Total rental expense for the years ended December 31, 2011 and 2010, was $193,700 (including the rental expense of Diamond Bar from the acquisition date through December 31, 2011) and $13,200, respectively. The estimated annual rental expense for lease commitment is as follows:

Year	Amount
2012	$322,000
2013	427,000
Total	$749,000

Capital Contribution
Nova Dongguan’s total registered capital is $20 million. As of December 31, 2011 and 2010, Nova Dongguan has received $11.89 million and $10.90 million in capital contributions, respectively. The remaining $8.11 million of additional capital contribution is due by June 30, 2012. The Company may apply for an extension of the payment period or reduction of the capital contribution requirement, if needed, as allowed by PRC regulations for foreign-invested enterprises. If the Company does not receive an extension or reduction of registered capital, and is unable to make the required capital contribution to registered capital, Nova Dongguan may be subject to a negotiated penalty related to the unsatisfied portion of registered capital.

Employment Agreements

On June 30, 2011, the Company entered into one-year employment agreements with Ya Ming Wong and Yuen Ching Ho to serve as the Company’s Chief Executive Officer and Chief Financial Officer, respectively. The agreements provide for annual salaries of $100,000 and $80,000, respectively, and annual bonuses at the sole discretion of the Board of Directors.

On June 30, 2011, the Company entered into a one-year employment agreement with Thanh H. Lam to serve as the Company’s president. The agreement, as amended effective as of September 1, 2011, provides for an annual salary of $80,000 and an annual bonus at the sole discretion of the Board.